Acquisition of the Isaac Mizrahi Business (Details Textual) (USD $)	9 Months Ended	12 Months Ended		9 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 28, 2011	Dec. 31, 2012	Dec. 31, 2011	Sep. 28, 2011 Earthbound, Llc [Member]	Sep. 28, 2011 Escrow Agent [Member]	Dec. 31, 2011 I M Ready Made L L C [Member]	Sep. 28, 2011 I M Ready Made L L C [Member]	Dec. 31, 2012 Q V C Inc [Member]
Stock Issued During Period, Shares, Acquisitions				944,688		2,759,000
Stock Issued During Period, Value, Acquisitions				$ 3,155,000
Payments to Acquire Businesses, Gross			9,674,000
Business Acquisition Purchase Price Allocation Seller Note Discount Note			(1,740,000)
Escrow Deposit			500,000
Prepaid Interest On Note	123,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares					1,200,000
Royalty Earn Out Value							7,500,000
Business Acquisition Cost Of Acquired Entity Description Of Purchase Price Components 1							the number of shares to be issued based upon the greater of (i) $4.50 and (ii) average stock price for the last twenty days in such period and with such earn-out payment contingent upon the Isaac Mizrahi Business achieving the Net Royalty Income targets set forth below during those years.
Equity Pay Out To Acquisition Of Business	15,000,000
Earn Out Payments								2,765,000
Business Acquisitions Net Royalty Income								2,500,000
Business Acquisition, Description Of Acquired Entity								stock based upon the greater of (x) $4.50 and (y) fair market value of the common stock at the time of such issuance (the “QVC Earn-out’). The 4th anniversary from the date of the closing is September 29, 2015.
Business Acquisition, Date of Acquisition Agreement								Sep. 29, 2015
Percentage Of Lockup Shares	25.00%
Goodwill, Period Increase (Decrease)		12,371,000	1,274,000
Increase (Decrease) in Deferred Income Taxes			$ 1,274,000